Retirement Plans, Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Sep. 28, 2024	Sep. 30, 2023
Retirement Plans [Abstract]
Fair value of plan assets	$ 779	$ 678
Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	124	150
Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	455	309
Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	200	219
Cash and Cash Equivalents [Member]
Retirement Plans [Abstract]
Fair value of plan assets	23	23
Cash and Cash Equivalents [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	23	23
Cash and Cash Equivalents [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
Cash and Cash Equivalents [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
U.S. Large Cap Comingled Equity Funds [Member]
Retirement Plans [Abstract]
Fair value of plan assets	72	80
U.S. Large Cap Comingled Equity Funds [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	72	80
U.S. Large Cap Comingled Equity Funds [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
U.S. Large Cap Comingled Equity Funds [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
U.S. Mid Cap Equity Mutual Funds [Member]
Retirement Plans [Abstract]
Fair value of plan assets	15	33
U.S. Mid Cap Equity Mutual Funds [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	15	33
U.S. Mid Cap Equity Mutual Funds [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
U.S. Mid Cap Equity Mutual Funds [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
U.S. Small Cap Equity & Corporate Bond Mutual Funds [Member]
Retirement Plans [Abstract]
Fair value of plan assets	5	2
U.S. Small Cap Equity & Corporate Bond Mutual Funds [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	5	2
U.S. Small Cap Equity & Corporate Bond Mutual Funds [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
U.S. Small Cap Equity & Corporate Bond Mutual Funds [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
International Equity Mutual Funds [Member]
Retirement Plans [Abstract]
Fair value of plan assets	115	39
International Equity Mutual Funds [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	2	6
International Equity Mutual Funds [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	113	33
International Equity Mutual Funds [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
Real Estate Equity Investment Funds [Member]
Retirement Plans [Abstract]
Fair value of plan assets	72	126
Real Estate Equity Investment Funds [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
Real Estate Equity Investment Funds [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	21
Real Estate Equity Investment Funds [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	72	105
Corporate Bonds [Member]
Retirement Plans [Abstract]
Fair value of plan assets	238	167
Corporate Bonds [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	7	0
Corporate Bonds [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	149	97
Corporate Bonds [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	82	70
International Fixed Income Funds [Member]
Retirement Plans [Abstract]
Fair value of plan assets	193	164
International Fixed Income Funds [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	6
International Fixed Income Funds [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	193	158
International Fixed Income Funds [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
International Insurance Policies [Member]
Retirement Plans [Abstract]
Fair value of plan assets	46	44
International Insurance Policies [Member] | Level 1 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
International Insurance Policies [Member] | Level 2 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	0	0
International Insurance Policies [Member] | Level 3 [Member]
Retirement Plans [Abstract]
Fair value of plan assets	$ 46	$ 44